Quarterly Holdings Report
for
Fidelity Freedom® Blend 2035 Fund
June 30, 2026
FBF-Y35-NPRT1-0826
1.9892473.107
Bond Funds - 28.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	213,582	2,135,825
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	18,857,206	144,446,194
Fidelity Series Corporate Bond Fund (b)	18,109,607	169,324,822
Fidelity Series Emerging Markets Debt Fund (b)	3,132,633	27,159,925
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	716,309	6,912,380
Fidelity Series Floating Rate High Income Fund (b)	484,949	4,204,507
Fidelity Series Government Bond Index Fund (b)	31,367,449	285,130,115
Fidelity Series High Income Fund (b)	2,960,975	26,471,114
Fidelity Series International Developed Markets Bond Index Fund (b)	28,902,431	246,826,763
Fidelity Series Investment Grade Bond Fund (b)	26,015,399	261,975,066
Fidelity Series Investment Grade Securitized Fund (b)	17,160,864	155,477,430
Fidelity Series Long-Term Treasury Bond Index Fund (b)	38,916,268	207,423,707
Fidelity Series Real Estate Income Fund (b)	442,706	4,480,184
TOTAL BOND FUNDS (Cost $1,584,021,840)		1,541,968,032

Domestic Equity Funds - 39.6%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	18,431,604	502,076,898
Fidelity Series Commodity Strategy Fund (b)	100,646	10,790,256
Fidelity Series Large Cap Growth Index Fund (b)	10,257,577	320,856,993
Fidelity Series Large Cap Stock Fund (b)	11,096,293	327,562,567
Fidelity Series Large Cap Value Index Fund (b)	28,014,955	593,356,738
Fidelity Series Small Cap Core Fund (b)	6,014,510	97,675,637
Fidelity Series Small Cap Opportunities Fund (b)	3,129,608	63,249,372
Fidelity Series Value Discovery Fund (b)	11,412,074	212,949,293
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,364,615,076)		2,128,517,754

International Equity Funds - 31.3%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	5,854,605	122,478,336
Fidelity Series Canada Index Fund (b)	4,055,013	40,550,127
Fidelity Series Emerging Markets Fund (b)	7,832,417	119,522,679
Fidelity Series Emerging Markets Opportunities Fund (b)	14,995,991	481,971,150
Fidelity Series International Growth Fund (b)	12,036,790	259,633,561
Fidelity Series International Index Fund (b)	5,961,365	99,137,505
Fidelity Series International Small Cap Fund (b)	2,223,169	42,040,131
Fidelity Series International Value Fund (b)	15,254,486	255,360,093
Fidelity Series Overseas Fund (b)	15,906,855	257,531,981
Fidelity Series Select International Small Cap Fund (b)	269,885	4,175,121
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,161,841,336)		1,682,400,684

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/16/2026 (d)	3.65	250,000	249,625
US Treasury Bills 0% 7/2/2026 (d)	3.63 to 3.65	3,040,000	3,039,696
US Treasury Bills 0% 7/23/2026 (d)	3.63	4,150,000	4,140,900
US Treasury Bills 0% 7/30/2026 (d)	3.62	2,720,000	2,712,123
US Treasury Bills 0% 7/9/2026 (d)	3.63	1,260,000	1,258,982
US Treasury Bills 0% 8/6/2026 (d)	3.63	560,000	557,976
US Treasury Bills 0% 9/10/2026 (d)	3.66 to 3.67	1,130,000	1,121,877
US Treasury Bills 0% 9/17/2026 (d)	3.66 to 3.70	820,000	813,523
US Treasury Bills 0% 9/24/2026 (d)	3.72	170,000	168,531
US Treasury Bills 0% 9/3/2026 (d)	3.66	310,000	307,986
TOTAL U.S. TREASURY OBLIGATIONS (Cost $14,371,263)			14,371,219

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $5,838,883)	3.69	5,837,715	5,838,883

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $4,130,688,398)	5,373,096,572
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,571,080)
NET ASSETS - 100.0%	5,370,525,492

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	2,175	9/2026	244,211,719	2,013,741
CBOT US Treasury Long Bond Contracts (United States)	351	9/2026	39,684,938	874,782
ICE MSCI EAFE Index Contracts (United States)	121	9/2026	19,029,065	(33,465)
TOTAL LONG				2,855,058
SHORT
CME E-Mini Russell 2000 Index Contracts (United States)	(211)	9/2026	(32,131,080)	(1,024,349)
CME E-Mini S&P 500 Index Contracts (United States)	(234)	9/2026	(88,314,525)	(1,048,497)
ICE MSCI Emerging Markets Index Contracts (United States)	(11)	9/2026	(966,515)	(28)
TOTAL SHORT				(2,072,874)
TOTAL FUTURES CONTRACTS				782,184

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $14,371,219.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	12,014,880	27,443,642	33,619,523	40,080	(116)	-	5,838,883	5,837,715	0.0%
Total	12,014,880	27,443,642	33,619,523	40,080	(116)	-	5,838,883

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	2,084,827	70,982	32,505	1,258	229	12,292	2,135,825	213,582
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	114,521,921	30,339,908	1,584,608	60,434	1,366	1,167,607	144,446,194	18,857,206
Fidelity Series Blue Chip Growth Fund	441,209,970	18,897,839	73,951,094	-	10,492,895	105,427,288	502,076,898	18,431,604
Fidelity Series Canada Fund	149,887,829	7,941,307	39,193,770	-	1,621,515	2,221,455	122,478,336	5,854,605
Fidelity Series Canada Index Fund	-	40,550,127	-	-	-	-	40,550,127	4,055,013
Fidelity Series Commodity Strategy Fund	32,495,368	1,580,914	22,638,660	-	3,100,921	(3,748,287)	10,790,256	100,646
Fidelity Series Corporate Bond Fund	156,835,666	14,705,639	2,351,760	1,988,600	(33,782)	169,059	169,324,822	18,109,607
Fidelity Series Emerging Markets Debt Fund	24,273,938	2,365,237	357,581	367,710	1,287	877,044	27,159,925	3,132,633
Fidelity Series Emerging Markets Debt Local Currency Fund	6,575,523	195,223	91,014	-	180	232,468	6,912,380	716,309
Fidelity Series Emerging Markets Fund	94,748,533	7,862,947	3,140,270	-	178,562	19,872,907	119,522,679	7,832,417
Fidelity Series Emerging Markets Opportunities Fund	378,552,114	30,440,403	17,856,981	-	1,181,956	89,653,657	481,971,149	14,995,991
Fidelity Series Floating Rate High Income Fund	4,051,467	214,057	65,016	74,607	(123)	4,122	4,204,507	484,949
Fidelity Series Government Bond Index Fund	263,238,244	27,954,844	4,614,086	2,610,725	(53,677)	(1,395,210)	285,130,115	31,367,449
Fidelity Series Government Money Market Fund	-	4,105,203	4,105,203	7,065	-	-	-	-
Fidelity Series High Income Fund	24,327,426	2,109,896	351,083	408,237	725	384,150	26,471,114	2,960,975
Fidelity Series International Developed Markets Bond Index Fund	216,807,627	30,780,815	2,897,987	1,817,396	(93,351)	2,229,659	246,826,763	28,902,431
Fidelity Series International Growth Fund	236,975,510	6,594,783	19,316,255	-	659,436	34,720,087	259,633,561	12,036,790
Fidelity Series International Index Fund	91,359,477	2,556,091	2,939,910	-	(37,571)	8,199,418	99,137,505	5,961,365
Fidelity Series International Small Cap Fund	45,797,126	-	7,537,504	-	803,172	2,977,337	42,040,131	2,223,169
Fidelity Series International Value Fund	237,470,420	10,839,706	7,026,132	-	132,527	13,943,572	255,360,093	15,254,486
Fidelity Series Investment Grade Bond Fund	242,979,841	24,364,694	4,382,112	2,664,576	(57,179)	(930,178)	261,975,066	26,015,399
Fidelity Series Investment Grade Securitized Fund	146,732,042	12,873,254	3,623,415	1,652,240	(36,660)	(467,791)	155,477,430	17,160,864
Fidelity Series Large Cap Growth Index Fund	280,872,997	22,444,607	27,832,248	1,234,220	1,210,024	44,161,613	320,856,993	10,257,577
Fidelity Series Large Cap Stock Fund	275,118,044	22,193,926	3,915,615	-	5,567	34,160,645	327,562,567	11,096,293
Fidelity Series Large Cap Value Index Fund	523,204,561	21,072,132	23,683,673	-	534,129	72,229,589	593,356,738	28,014,955
Fidelity Series Long-Term Treasury Bond Index Fund	175,443,124	35,599,634	3,721,219	1,817,761	(460,553)	562,721	207,423,707	38,916,268
Fidelity Series Overseas Fund	237,601,059	6,701,603	13,432,610	-	(79,876)	26,741,805	257,531,981	15,906,855
Fidelity Series Real Estate Income Fund	4,318,553	179,355	65,014	39,904	52	47,239	4,480,185	442,706
Fidelity Series Select International Small Cap Fund	3,820,297	13,012	-	-	-	341,812	4,175,121	269,885
Fidelity Series Small Cap Core Fund	104,293,187	3,491,615	27,479,833	3,491,615	5,547,892	11,822,776	97,675,637	6,014,510
Fidelity Series Small Cap Opportunities Fund	51,680,604	2,935,636	1,282,328	-	262,761	9,652,699	63,249,372	3,129,608
Fidelity Series Treasury Bill Index Fund	-	14,518,685	14,518,685	28,509	-	-	-	-
Fidelity Series Value Discovery Fund	186,922,879	10,456,389	5,039,303	-	81,375	20,527,953	212,949,293	11,412,074
	4,754,200,174	416,950,463	339,027,474	18,264,857	24,963,799	495,799,508	5,352,886,470

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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